Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill acquired	¥ 773,592	¥ 621,858	¥ 631,770	¥ 627,683
Bargain purchase gain	0	3,750	0
Gain on sale of controlling interest			37,930
Retained interest, fair value disclosure			¥ 19,540
ORIX Credit
Business Acquisition [Line Items]
Sale of stock, percentage of ownership before transaction			66.00%
Sale of stock, percentage of ownership after transaction			34.00%
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired	16,168	16,168	¥ 16,168	16,168
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net		350
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired	13,215	13,383	15,051	15,105
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	6,918	7,294
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired	273,640	168,559	171,880	151,582
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	3,164	29,224	(1,978)
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired	6,114	5,839	5,982	5,428
Bargain purchase gain		3,750
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	5,412	115
PE Investment and Concession
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net		44,503	19,822
ORIX Europe
Business Acquisition [Line Items]
Goodwill acquired	199,107	176,608	177,515	158,588
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	8,762	(624)	2,502
Environmental And Energy
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	86,645	6,365	(5,557)
Aircraft and Ships
Business Acquisition [Line Items]
Goodwill acquired	1,527	1,201	0	¥ 0
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	408	478
Banking and Credit Segment
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net			57,470
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash	165,859	33,041	11,894
Goodwill acquired	150,974	9,081	4,241
Acquired intangible assets other than goodwill	35,014	21,684	7,049
Divestiture
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 111,311	¥ 87,705	¥ 72,488